Vessels in Operation - Schedule of Vessels in Operation, Less Accumulated Depreciation (Table) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Balance	$ 1,140,583
Impairment loss	0	$ (8,497)
Property, Plant and Equipment, Net, Ending Balance	1,212,642		$ 1,140,583
Vessel Gross Cost,as adjusted for impairment charges [Member]
Property, Plant and Equipment [Line Items]
Balance	1,297,785	1,306,936	1,306,936
Additions	102,226		41,710
Disposals	(23,167)		(7,058)
Impairment loss			(43,803)
Balance	1,376,844		1,297,785
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance	(157,202)	(151,350)	(151,350)
Disposals	14,445
Depreciation	(21,445)		(41,158)
Impairment loss			35,306
Balance	(164,202)		(157,202)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance	1,140,583	$ 1,155,586	1,155,586
Additions	102,226		41,710
Disposals	(8,722)		(7,058)
Depreciation	(21,445)		(41,158)
Impairment loss			(8,497)
Property, Plant and Equipment, Net, Ending Balance	$ 1,212,642		$ 1,140,583